Document and Entity Information	12 Months Ended
Aug. 27, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2011
Registrant Name	VANTAGEPOINT FUNDS
Central Index Key	0001066980
Amendment Flag	false
Document Creation Date	Aug 24, 2012
Document Effective Date	Aug 27, 2012
Prospectus Date	Aug 27, 2012

Vantagepoint Aggressive Opportunities Fund
Aggressive Opportunities Fund
Investment Objective
To offer high long-term capital appreciation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Vantagepoint Aggressive Opportunities Fund
Transaction fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Vantagepoint Aggressive Opportunities Fund
Management fees		0.10%
Subadviser fees	[1]	0.36%
Other expenses		0.37%
Total annual fund operating expenses		0.83%
[1]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Vantagepoint Aggressive Opportunities Fund
1 year	85
3 years	265
5 years	461
10 years	1,025

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests, under normal circumstances, primarily in common stocks of small- to mid-capitalization U.S. and foreign companies. One or more of the Fund’s subadvisers employing an “actively-managed” strategy seeks to select common stocks it believes offer the opportunity for high capital appreciation. In addition, a portion of the Fund invests in (or obtains exposure to) stocks included in a custom version of the Russell Midcap Growth Index, following an indexed or “passively managed” approach to investing. The range of stocks in which the Fund generally invests is expected to be that of the Russell Midcap Index.

The Fund also may invest in:
  foreign equity securities (including those of issuers located in emerging market countries);
  U.S. preferred stock; and
  U.S. and foreign convertible securities.
The term “equity securities” refers to both common and preferred stock.

The Fund’s subadvisers that pursue active management may invest in a company’s preferred stock or convertible security for various reasons including when they believe the security type offers a higher risk-adjusted return opportunity than the company’s common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

In the indexed portion of the Fund, the subadviser seeks to approximate the investment characteristics and performance of a custom version of the Russell Midcap Growth Index by investing in (or obtaining investment exposure to) stocks in the custom index. The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe and includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The custom version of the index is comprised of all of the stocks in the Russell Midcap Growth Index but unlike the Russell Midcap Growth Index, it is an equally-weighted index, meaning that each stock included in the custom index is represented equally instead of based on each company’s capitalization, using weighting and rebalancing rules determined by the Fund’s adviser. This portion of the Fund is rebalanced periodically (but not necessarily at the same time changes are made to the custom index).

The Fund’s subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may manage foreign currency risks by using forward currency contracts. Fund investments in derivative instruments are limited to 10% of the Fund’s net assets but normally will not exceed 5% of the Fund’s net assets.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Growth Style Risk—The prices of growth-oriented equity securities may fall or fail to appreciate as anticipated by a subadviser, regardless of movements in the securities markets. Equity securities representing a growth style may be out of favor in the market and the prices of growth-oriented equity securities may be more sensitive to changes in current or expected earnings than other styles of investing, particularly over shorter time periods.

Indexing Risk—The portion of the Fund that is indexed or passively managed is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager’s decision making with respect to which individual securities may outperform others. Securities in this portion of the Fund may be purchased, held, and sold by the Fund at times when an actively managed portfolio would not do so. In addition, performance of this portion of the Fund will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of this portion of the Fund.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
24.00%	-26.13%
(2nd Qtr 2003)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	1 year	5 years	10 years
Vantagepoint Aggressive Opportunities Fund	(10.42%)	(0.04%)	2.83%
Vantagepoint Aggressive Opportunities Fund Return after taxes on distributions	(11.82%)	(1.10%)	2.17%
Vantagepoint Aggressive Opportunities Fund Return after taxes on distributions and sale of fund shares	(5.46%)	(0.19%)	2.33%
Vantagepoint Aggressive Opportunities Fund Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.65%)	2.44%	5.29%
Vantagepoint Aggressive Opportunities Fund Morningstar Mid-Cap Growth Funds Average (reflects no deduction for taxes)	(3.96%)	2.01%	4.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	Aug 27, 2012
Vantagepoint Aggressive Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aggressive Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, primarily in common stocks of small- to mid-capitalization U.S. and foreign companies. One or more of the Fund’s subadvisers employing an “actively-managed” strategy seeks to select common stocks it believes offer the opportunity for high capital appreciation. In addition, a portion of the Fund invests in (or obtains exposure to) stocks included in a custom version of the Russell Midcap Growth Index, following an indexed or “passively managed” approach to investing. The range of stocks in which the Fund generally invests is expected to be that of the Russell Midcap Index.

The Fund also may invest in:
  foreign equity securities (including those of issuers located in emerging market countries);
  U.S. preferred stock; and
  U.S. and foreign convertible securities.
The term “equity securities” refers to both common and preferred stock.

The Fund’s subadvisers that pursue active management may invest in a company’s preferred stock or convertible security for various reasons including when they believe the security type offers a higher risk-adjusted return opportunity than the company’s common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

In the indexed portion of the Fund, the subadviser seeks to approximate the investment characteristics and performance of a custom version of the Russell Midcap Growth Index by investing in (or obtaining investment exposure to) stocks in the custom index. The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe and includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The custom version of the index is comprised of all of the stocks in the Russell Midcap Growth Index but unlike the Russell Midcap Growth Index, it is an equally-weighted index, meaning that each stock included in the custom index is represented equally instead of based on each company’s capitalization, using weighting and rebalancing rules determined by the Fund’s adviser. This portion of the Fund is rebalanced periodically (but not necessarily at the same time changes are made to the custom index).

		The Fund’s subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may manage foreign currency risks by using forward currency contracts. Fund investments in derivative instruments are limited to 10% of the Fund’s net assets but normally will not exceed 5% of the Fund’s net assets.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Growth Style Risk—The prices of growth-oriented equity securities may fall or fail to appreciate as anticipated by a subadviser, regardless of movements in the securities markets. Equity securities representing a growth style may be out of favor in the market and the prices of growth-oriented equity securities may be more sensitive to changes in current or expected earnings than other styles of investing, particularly over shorter time periods.

Indexing Risk—The portion of the Fund that is indexed or passively managed is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager’s decision making with respect to which individual securities may outperform others. Securities in this portion of the Fund may be purchased, held, and sold by the Fund at times when an actively managed portfolio would not do so. In addition, performance of this portion of the Fund will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of this portion of the Fund.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

		Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
24.00%	-26.13%
(2nd Qtr 2003)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Vantagepoint Aggressive Opportunities Fund | Vantagepoint Aggressive Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Transaction fees	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.36% [1]
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	265
5 years	rr_ExpenseExampleYear05	461
10 years	rr_ExpenseExampleYear10	1,025
2002	rr_AnnualReturn2002	(38.47%)
2003	rr_AnnualReturn2003	44.68%
2004	rr_AnnualReturn2004	15.99%
2005	rr_AnnualReturn2005	13.21%
2006	rr_AnnualReturn2006	13.36%
2007	rr_AnnualReturn2007	5.53%
2008	rr_AnnualReturn2008	(41.29%)
2009	rr_AnnualReturn2009	50.95%
2010	rr_AnnualReturn2010	19.12%
2011	rr_AnnualReturn2011	(10.42%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.13%)
1 year	rr_AverageAnnualReturnYear01	(10.42%)
5 years	rr_AverageAnnualReturnYear05	(0.04%)
10 years	rr_AverageAnnualReturnYear10	2.83%
Vantagepoint Aggressive Opportunities Fund | Return after taxes on distributions | Vantagepoint Aggressive Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(11.82%)
5 years	rr_AverageAnnualReturnYear05	(1.10%)
10 years	rr_AverageAnnualReturnYear10	2.17%
Vantagepoint Aggressive Opportunities Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Aggressive Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.46%)
5 years	rr_AverageAnnualReturnYear05	(0.19%)
10 years	rr_AverageAnnualReturnYear10	2.33%
Vantagepoint Aggressive Opportunities Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.65%)
5 years	rr_AverageAnnualReturnYear05	2.44%
10 years	rr_AverageAnnualReturnYear10	5.29%
Vantagepoint Aggressive Opportunities Fund | Morningstar Mid-Cap Growth Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.96%)
5 years	rr_AverageAnnualReturnYear05	2.01%
10 years	rr_AverageAnnualReturnYear10	4.42%

[1]	Fees and expenses have been restated to reflect current fees and expenses.

Vantagepoint Model Portfolio Conservative Growth Fund
Model Portfolio Conservative Growth Fund
Investment Objective
To offer reasonable current income and capital preservation, with modest potential for capital growth.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Vantagepoint Model Portfolio Conservative Growth Fund
Transaction fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Vantagepoint Model Portfolio Conservative Growth Fund
Management fees		0.10%
Other expenses		0.02%
Acquired fund fees and expenses	[1][2]	0.73%
Total annual fund operating expenses	[1][2]	0.85%
[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Vantagepoint Model Portfolio Conservative Growth Fund
1 year	87
3 years	271
5 years	471
10 years	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:

The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 41% fixed income investments, 40% equity investments, and 19% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	14% - 24%

Core Bond Index Fund (Class I)	7% - 17%

Inflation Protected Securities Fund	5% - 15%

Equity Funds:	Allocation Range:

Equity Income Fund	6% - 16%

Growth & Income Fund	4% - 14%

Growth Fund	1% - 11%

Select Value Fund	0% - 8%

Aggressive Opportunities Fund	0% - 8%

International Fund	3% - 13%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	17% - 21%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

The Model Portfolio Conservative Growth Fund may be an appropriate investment if you seek fairly predictable current income but also desire the opportunity for higher returns without high volatility. Although less than half of the Fund is invested in stocks, you should be willing to accept short-term fluctuations or possible losses in the value of your investment. The Fund could be appropriate if you intend to invest for the intermediate term.

Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
9.46%	-9.06%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	1 year	5 years	10 years
Vantagepoint Model Portfolio Conservative Growth Fund	1.15%	2.72%	3.97%
Vantagepoint Model Portfolio Conservative Growth Fund Return after taxes on distributions	0.65%	1.82%	3.08%
Vantagepoint Model Portfolio Conservative Growth Fund Return after taxes on distributions and sale of fund shares	0.88%	1.91%	2.96%
Vantagepoint Model Portfolio Conservative Growth Fund Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97%	6.09%	5.39%
Vantagepoint Model Portfolio Conservative Growth Fund Custom Benchmark (reflects no deductions for fees, expenses, or taxes)	4.70%	3.95%	4.73%
Vantagepoint Model Portfolio Conservative Growth Fund Morningstar Conservative Allocation Funds Average (reflects no deduction for taxes)	1.70%	2.73%	4.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	Aug 27, 2012
Vantagepoint Model Portfolio Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Model Portfolio Conservative Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer reasonable current income and capital preservation, with modest potential for capital growth.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 41% fixed income investments, 40% equity investments, and 19% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	14% - 24%

Core Bond Index Fund (Class I)	7% - 17%

Inflation Protected Securities Fund	5% - 15%

Equity Funds:	Allocation Range:

Equity Income Fund	6% - 16%

Growth & Income Fund	4% - 14%

Growth Fund	1% - 11%

Select Value Fund	0% - 8%

Aggressive Opportunities Fund	0% - 8%

International Fund	3% - 13%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	17% - 21%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

The Model Portfolio Conservative Growth Fund may be an appropriate investment if you seek fairly predictable current income but also desire the opportunity for higher returns without high volatility. Although less than half of the Fund is invested in stocks, you should be willing to accept short-term fluctuations or possible losses in the value of your investment. The Fund could be appropriate if you intend to invest for the intermediate term.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

		Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

		Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
9.46%	-9.06%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

		Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.
Vantagepoint Model Portfolio Conservative Growth Fund | Vantagepoint Model Portfolio Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Transaction fees	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%	[1],[2]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	1,049
2002	rr_AnnualReturn2002	(6.66%)
2003	rr_AnnualReturn2003	14.64%
2004	rr_AnnualReturn2004	6.74%
2005	rr_AnnualReturn2005	4.31%
2006	rr_AnnualReturn2006	8.38%
2007	rr_AnnualReturn2007	6.57%
2008	rr_AnnualReturn2008	(17.56%)
2009	rr_AnnualReturn2009	18.50%
2010	rr_AnnualReturn2010	8.60%
2011	rr_AnnualReturn2011	1.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.06%)
1 year	rr_AverageAnnualReturnYear01	1.15%
5 years	rr_AverageAnnualReturnYear05	2.72%
10 years	rr_AverageAnnualReturnYear10	3.97%
Vantagepoint Model Portfolio Conservative Growth Fund | Return after taxes on distributions | Vantagepoint Model Portfolio Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.65%
5 years	rr_AverageAnnualReturnYear05	1.82%
10 years	rr_AverageAnnualReturnYear10	3.08%
Vantagepoint Model Portfolio Conservative Growth Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Model Portfolio Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.88%
5 years	rr_AverageAnnualReturnYear05	1.91%
10 years	rr_AverageAnnualReturnYear10	2.96%
Vantagepoint Model Portfolio Conservative Growth Fund | Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.97%
5 years	rr_AverageAnnualReturnYear05	6.09%
10 years	rr_AverageAnnualReturnYear10	5.39%
Vantagepoint Model Portfolio Conservative Growth Fund | Custom Benchmark (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.70%
5 years	rr_AverageAnnualReturnYear05	3.95%
10 years	rr_AverageAnnualReturnYear10	4.73%
Vantagepoint Model Portfolio Conservative Growth Fund | Morningstar Conservative Allocation Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.70%
5 years	rr_AverageAnnualReturnYear05	2.73%
10 years	rr_AverageAnnualReturnYear10	4.23%

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	Aug 27, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 24, 2012